Long-Term Debt - Second Lien Term Loan Narrative (Detail) - USD ($)	Aug. 18, 2014	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Debt Instrument [Line Items]
Debt, face amount		$ 598,999,000	$ 628,813,000	$ 545,000,000
Second Lien Term Loans [Member]
Debt Instrument [Line Items]
Debt, face amount		$ 70,000,000	$ 70,000,000
Second Lien Term Loans [Member] | ASOF and JLP Credit Opportunity Master Fund Ltd. [Member]
Debt Instrument [Line Items]
Debt, face amount	$ 70,000,000
Unamortized discount	3,900,000
Value of stock/warrants	$ 5,900,000
Stated interest rate	14.25%
Stated interest rate in event of default	16.25%
Debt covenant, EBITDA for trailing four-quarters	$ 45,000,000
Second Lien Term Loans [Member] | ASOF and JLP Credit Opportunity Master Fund Ltd. [Member] | Third Party Cost [Member]
Debt Instrument [Line Items]
Debt issuance cost	$ 4,500,000